BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock FundsSM
      BlackRock All-Cap Energy & Resources Portfolio
      BlackRock China Fund
      BlackRock Commodity Strategies Fund
      BlackRock Emerging Markets Long/Short Equity Fund
      BlackRock Energy & Resources Portfolio
      BlackRock Exchange Portfolio
      BlackRock Global Long/Short Credit Fund
      BlackRock Global Opportunities Portfolio
      BlackRock Health Sciences Opportunities Portfolio
      BlackRock Index Equity Portfolio
      BlackRock India Fund
      BlackRock International Opportunities Portfolio
      BlackRock Managed Volatility Portfolio
      BlackRock Mid-Cap Growth Equity Portfolio
      BlackRock Mid-Cap Value Equity Portfolio
      BlackRock Science & Technology Opportunities
           Portfolio
      BlackRock Small Cap Growth Equity Portfolio
      BlackRock U.S. Opportunities Portfolio
      BlackRock World Gold Fund

BlackRock Funds II
      BlackRock Aggressive Growth Prepared Portfolio
      BlackRock Conservative Prepared Portfolio
      BlackRock Core Bond Portfolio
      BlackRock Floating Rate Income Portfolio
      BlackRock Global Dividend Income Portfolio
      BlackRock GNMA Portfolio
      BlackRock Growth Prepared Portfolio
      BlackRock High Yield Bond Portfolio
      BlackRock Inflation Protected Bond Portfolio
      BlackRock International Bond Portfolio
      BlackRock Long Duration Bond Portfolio
      BlackRock Low Duration Bond Portfolio
      BlackRock Moderate Prepared Portfolio
      BlackRock Prepared Portfolio 2015
      BlackRock Prepared Portfolio 2020
      BlackRock Prepared Portfolio 2025
      BlackRock Prepared Portfolio 2030
      BlackRock Prepared Portfolio 2035
      BlackRock Prepared Portfolio 2040
      BlackRock Prepared Portfolio 2045
      BlackRock Prepared Portfolio 2050
      BlackRock Strategic Income Opportunities Portfolio
      BlackRock U.S. Government Bond Portfolio

BlackRock Funds III
      BlackRock ACWI ex-US Index Fund
      BlackRock Bond Index Fund
      BlackRock CoreAlpha Bond Fund
BlackRock S&P 500 Stock Fund	BlackRock Funds III (continued)
      BlackRock Russell 1000® Index Fund
      LifePath® Retirement Portfolio
      LifePath 2020 Portfolio®
      LifePath® 2025 Portfolio
      LifePath 2030 Portfolio®
      LifePath® 2035 Portfolio
      LifePath 2040 Portfolio®
      LifePath® 2045 Portfolio
      LifePath® 2050 Portfolio
      LifePath® 2055 Portfolio
      LifePath® Index Retirement Portfolio
      LifePath® Index 2020 Portfolio
      LifePath® Index 2025 Portfolio
      LifePath® Index 2030 Portfolio
      LifePath® Index 2035 Portfolio
      LifePath® Index 2040 Portfolio
      LifePath® Index 2045 Portfolio
      LifePath® Index 2050 Portfolio
      LifePath® Index 2055 Portfolio

BlackRock Bond Fund, Inc.
      BlackRock Total Return Fund

BlackRock California Municipal Series Trust
      BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock Global Allocation Fund, Inc.

BlackRock Global Dynamic Equity Fund

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.
      BlackRock International Index Fund
      BlackRock S&P 500 Index Fund
      BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.
      BlackRock Large Cap Core Fund
      BlackRock Large Cap Core Plus Fund
      BlackRock Large Cap Growth Fund
      BlackRock Large Cap Value Fund
      BlackRock Large Cap Growth Retirement Portfolio
      BlackRock Large Cap Value Retirement Portfolio
      BlackRock Large Cap Core Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
      BlackRock New Jersey Municipal Bond Fund
      BlackRock New York Municipal Bond Fund
      BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
      BlackRock High Yield Municipal Fund
      BlackRock National Municipal Fund
      BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
      BlackRock Intermediate Municipal Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.	BlackRock Series, Inc.
      BlackRock International Fund
      BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.
      Marsico Growth FDP Fund
      MFS Research International FDP Fund
      Van Kampen Value FDP Fund
      Franklin Templeton Total Return FDP Fund

Managed Account Series
BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 21, 2012 to the
Statement of Additional Information of each Fund

Effectively immediately, Part II of each Fund’s Statement of Additional Information is amended as set forth below.

The section entitled “Purchase of Shares — Other Compensation to Selling Dealers” is hereby amended to insert the following as the last sentence of the last paragraph:

In addition, from time to time BRIL, BlackRock or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholders should retain this Supplement for future reference.

SAI-EQFI-0612SUP